Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Current assets:
Cash and cash equivalents	$ 3,216,821	$ 60,621,631	$ 81,912,409
Customers	4,736,690	89,263,870	87,740,515
Other receivables	4,841,647	91,241,811	79,399,263
Inventories	4,386,910	82,672,196	82,022,568
Current portion of notes receivable	260,542	4,909,970	38,153,851
Derivative financial instruments	610,040	11,496,330	22,382,277
Other current assets	18,390	346,563	1,499,078
Total current assets	18,071,040	340,552,371	393,109,961
Non-current assets:
Investments in joint ventures and associates	789,303	14,874,579	16,841,545
Wells, pipelines, properties, plant and equipment, net	64,300,167	1,211,749,502	1,402,486,084
Right-of-use assets	3,757,897	70,818,314
Long-term notes receivable, net of current portion and other	6,503,794	122,565,306	119,828,598
Deferred income taxes and duties	7,225,540	136,166,747	122,784,730
Intangible assets, net	773,912	14,584,524	13,720,540
Other assets	378,700	7,136,677	6,425,810
Total non-current assets	83,729,313	1,577,895,649	1,682,087,307
Total assets	101,800,353	1,918,448,020	2,075,197,268
Current liabilities:
Short-term debt and current portion of long-term debt	12,996,635	244,924,185	191,795,709
Short-term leases	310,269	5,847,085
Suppliers	11,039,119	208,034,407	149,842,712
Income taxes and duties payable	2,689,949	50,692,629	65,324,959
Accounts and accrued expenses payable	1,382,588	26,055,151	24,917,669
Derivative financial instruments	883,523	16,650,171	15,895,245
Total current liabilities	29,302,083	552,203,628	447,776,294
Long-term liabilities:
Long-term debt, net of current portion	92,238,337	1,738,249,903	1,890,490,407
Long-term leases	3,305,963	62,301,542
Employee benefits	77,304,320	1,456,815,367	1,080,542,046
Provisions for sundry creditors	5,200,895	98,011,908	101,753,256
Other liabilities	233,339	4,397,299	9,528,385
Deferred taxes	195,102	3,676,735	4,512,312
Total long-term liabilities	178,477,956	3,363,452,754	3,086,826,406
Total liabilities	207,780,039	3,915,656,382	3,534,602,700
Controlling interest:
Certificates of Contribution "A"	25,400,391	478,675,447	356,544,447
Mexican Government contributions	2,320,516	43,730,591	43,730,591
Legal reserve	53,177	1,002,130	1,002,130
Accumulated other comprehensive result	(12,739,509)	(240,078,590)	71,947,067
Accumulated deficit:
From prior years	(102,578,205)	(1,933,106,785)	(1,752,732,435)
Net loss for the year	(18,428,532)	(347,289,362)	(180,374,350)
Total controlling interest	(105,972,162)	(1,997,066,569)	(1,459,882,550)
Total non-controlling interest	(7,524)	(141,793)	477,118
Total equity (deficit)	(105,979,686)	(1,997,208,362)	(1,459,405,432)
Total liabilities and equity (deficit)	$ 101,800,353	$ 1,918,448,020	$ 2,075,197,268